Significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2024
Significant Accounting Policies
Schedule of plant and equipment estimated useful lives
Computer equipment	55%
Furniture and equipment	20%
IPP facility	20-25-year straight-line